Income and Partnership Taxes	3 Months Ended	12 Months Ended
	Mar. 25, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income and Partnership Taxes

(9) Income and Partnership Taxes:

Under the applicable accounting rules, income taxes are recognized for the amount of taxes payable by the Partnership’s corporate subsidiaries for the current year and for the impact of deferred tax assets and liabilities, which represent future tax consequences of events that have been recognized differently in the financial statements than for tax purposes. The income tax provision (benefit) for interim periods is determined by applying an estimated annual effective tax rate to the quarterly income (loss) of the Partnership’s corporate subsidiaries. In addition to income taxes on its corporate subsidiaries, the Partnership is subject to a publicly traded partnership tax (PTP tax) on partnership-level gross income (net revenues less cost of food, merchandise and games). As such, the Partnership’s total provision (benefit) for taxes includes amounts for both the PTP tax and for income taxes on its subsidiaries.

As of the end of the first quarter of 2018, the Partnership has recorded $0.7 million of unrecognized tax benefits including interest and/or penalties related to state and local tax filing positions. The Partnership recognizes interest and/or penalties related to unrecognized tax benefits in the income tax provision. The Partnership does not anticipate that the balance of the unrecognized tax benefit will change significantly over the next 12 months.

On December 22, 2017, the Tax Cuts and Jobs Act (the “Act”), was signed into law. The Act includes numerous tax law changes, including a reduction in the federal corporate income tax rate from 35% to 21%. The change in tax rates necessitated the remeasurement of deferred tax balances that are expected to reverse following enactment using the applicable tax rates. As a result of the remeasurement of the net deferred tax liability, the Partnership realized a $49.2 million deferred tax benefit during the fourth quarter of 2017. The amounts recorded to reflect the effects of the Act were and remain provisional and are subject to change in accordance with SAB 118. The Partnership expects to complete these calculations and record the final effects of the Act before the end of the fourth quarter of 2018.

(9) Income and Partnership Taxes:

Federal and state tax legislation in 1997 provided a permanent income tax exemption to existing publicly traded partnerships (PTP), such as Cedar Fair, L.P., with a PTP tax levied on partnership gross income (net revenues less cost of food, merchandise and games) beginning in 1998. In addition, income taxes are recognized for the amount of taxes payable by the Partnership’s corporate subsidiaries for the current year and for the impact of deferred tax assets and liabilities that represent future tax consequences of events that have been recognized differently in the financial statements than for tax purposes. As such, the Partnership’s “Provision for taxes” includes amounts for both the PTP tax and for income taxes on the Partnership’s corporate subsidiaries.

The Partnership’s 2017 tax provision totaled $1.1 million, which consists of an $11.1 million provision for the PTP tax and a $10.0 million benefit for income taxes. This compares with the Partnership’s 2016 tax provision of $71.4 million, which consisted of an $11.4 million provision for the PTP tax and a $60.0 million provision for income taxes, and the 2015 tax provision of $22.2 million, which consisted of an $11.7 million provision for the PTP tax and a $10.5 million provision for income taxes. The calculation of the tax provision involves significant estimates and assumptions and actual results could differ from those estimates.

Significant components of income before taxes for the years ended December 31, 2017, 2016 and 2015 were as follows:

(In thousands)	2017	2016	2015
Domestic	$171,382	$223,626	$209,268
Foreign	45,206	25,480	(74,854)

Total income before taxes	$216,588	$249,106	$134,414

The provision (benefit) for income taxes was comprised of the following for the years ended December 31, 2017, 2016 and 2015:

(In thousands)	2017	2016	2015
Income taxes:
Current federal	$18,640	$40,440	$22,232
Current state and local	4,631	5,729	3,767
Current foreign	2,501	3,188	530

Total current	25,772	49,357	26,529

Deferred federal, state and local	(41,133)	5,766	4,842
Deferred foreign	5,363	4,896	(20,898)

Total deferred	(35,770)	10,662	(16,056)

Total provision (benefit) for income taxes	$(9,998)	$60,019	$10,473

The provision (benefit) for income taxes for the Partnership’s corporate subsidiaries differs from the amount computed by applying the U.S. federal statutory income tax rate of 35% to the Partnership’s income before taxes.

The sources and tax effects of the differences were as follows:

(In thousands)	2017	2016	2015
Income tax provision based on the U.S. federal statutory tax rate	$75,806	$87,187	$47,045
Partnership income not includible in corporate income	(23,644)	(38,702)	(39,279)
State and local taxes, net of federal income tax benefit	4,878	6,323	3,504
Valuation allowance	(119)	(1,473)	—
Tax credits	(1,063)	(1,066)	(1,253)
Change in U.S. tax law	(54,171)	7,366	—
Foreign currency translation (gains) losses	(10,756)	—	—
Nondeductible expenses and other	(929)	384	456

Total provision (benefit) for income taxes	$(9,998)	$60,019	$10,473

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Significant components of deferred tax assets and liabilities as of December 31, 2017 and December 31, 2016 were as follows:

(In thousands)	2017	2016
Deferred tax assets:
Compensation	$9,022	$15,716
Accrued expenses	4,647	6,875
Foreign tax credits	8,654	7,679
Tax attribute carryforwards	2,016	1,987
Derivatives	938	2,698
Foreign currency	5,443	10,414
Deferred revenue	2,653	4,455

Deferred tax assets	33,373	49,824
Valuation allowance	(4,088)	(4,207)

Net deferred tax assets	29,285	45,617

Deferred tax liabilities:
Property	(91,730)	(136,831)
Intangibles	(12,353)	(13,671)

Deferred tax liabilities	(104,083)	(150,502)

Net deferred tax liability	$(74,798)	$(104,885)

The Partnership records a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion, or all, of a deferred tax asset will not be realized. Through December 31, 2016, the Partnership had recorded a $4.2 million valuation allowance related to a $7.7 million deferred tax asset for foreign tax credit carryforwards. The need for this allowance was based on several factors including the ten -year carryforward period allowed for excess foreign tax credits, experience to date of foreign tax credit limitations, and management’s long term estimates of domestic and foreign source income.

During the fourth quarter of 2017, the Partnership recognized a $0.1 million tax benefit from a release of valuation allowance based on management’s updated projection of future foreign tax credit utilization. The valuation allowance had previously been reduced by $1.5 million for the year ended December 31, 2016. There was no change for the year ended December 31, 2015. Further, the Partnership believes based on its update of long term estimates of domestic and foreign source income that no additional adjustments to the valuation allowance are warranted. As of December 31, 2017, the Partnership had an $8.7 million deferred tax asset for foreign tax credit carryforwards and a related $4.1 million valuation allowance.

During the fourth quarter of 2017, the Partnership recognized a tax benefit of $54.2 million due to tax law changes. First, during October 2017, the U.S. Department of Treasury extended the implementation date of the final regulations impacting the recognition of foreign currency gains and losses for the purpose of calculating U.S. taxable income. The regulations change the taxability of future recognized foreign currency gains and losses upon repatriation from a foreign subsidiary. Accordingly, during 2017 and 2016, the Partnership, using the Fresh Start Transition Method provided in the regulations, recomputed and recorded the future reported tax consequences of the change in tax law. The Partnership recognized an increase in provision for taxes and a reduction of deferred tax assets of $1.1 million related to these changes for the year ended December 31, 2017 and $7.4 million for the year ended December 31, 2016. Second, on December 22, 2017, the Act, was signed into law. The Act includes numerous tax law changes, including a reduction in the federal corporate income tax rate from 35% to 21% . Since the Partnership’s corporate subsidiaries have a March tax year end, the applicable tax rate for 2017 will be a 31.8% blended rate that is based on the applicable statutory rates before and after the change, and the number of days in the period within the taxable year before and after the effective date of the change in tax rate. As a result of the reduction in the federal corporate income tax rate, the Partnership recognized a $6.1 million current income tax benefit. The change in tax rates also necessitates the remeasurement of deferred tax balances that are expected to reverse following enactment using the applicable tax rates. As a result of the remeasurement of the net deferred tax liability, the Partnership realized a $49.2 million deferred tax benefit. The amounts recorded to reflect the effects of the Act are provisional and are subject to change in accordance with SAB 118. The sum of these effects was recorded as a tax benefit in the Partnership’s consolidated statement of operations and comprehensive income for the year ended December 31, 2017.

As of December 31, 2017, the Partnership had $2.0 million of tax attribute carryforwards consisting entirely of the tax effect of state net operating loss carryforwards. Unused state net operating loss carryforwards will expire from 2018 to 2028. The Partnership expects to fully realize these tax attribute carryforwards. As such, no valuation allowance has been recorded relating to these tax attribute carryforwards.

During the fourth quarter of 2016, management reassessed its accounting for the deferred income tax effects related to its Canadian disregarded entity temporary differences that were recorded in purchase accounting at the time of the acquisition. As a result, to appropriately reflect these tax effects, the Partnership recorded an adjustment that reduced deferred tax liabilities and goodwill by $33.9 million as of December 31, 2016. The adjustment did not impact the statements of operations and comprehensive income or cash flows for any period presented.

The Partnership has recorded a deferred tax liability of $3.2 million as of December 31, 2017 and a deferred tax asset of $3.0 million as of December 31, 2016 to account for the tax effect of derivatives and foreign currency translation adjustments included in other comprehensive income.

The Partnership has unrecognized income tax benefits as of December 31, 2017 . The following is a reconciliation of beginning and ending unrecognized tax benefits:

(In thousands)	Unrecognized Tax Benefits
Balance at December 31, 2015	$1,100
Increase from 2016 tax positions	—
Increase from 2015 tax positions	100
Decrease from settlements with taxing authority	—
Decrease from expiration of statute of limitations	(300)

Balance at December 31, 2016	900
Increase from 2017 tax positions	—
Increase from 2016 tax positions	100
Decrease from settlements with taxing authority	—
Decrease from expiration of statute of limitations	(300)

Balance at December 31, 2017	$700

As of December 31, 2017, a total of $0.7 million of unrecognized tax benefits was recorded for state and local income tax positions. There were $0.9 million of unrecognized tax positions during the year ended December 31, 2016 and $1.1 million unrecognized tax positions for the year ended December 31, 2015 . If recognized, the tax benefits would decrease the Partnership taxes by $0.7 million.

The Partnership recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. Related to the unrecognized tax benefits noted, the Partnership accrued interest of $0.3 million and penalties of $0.1 million during the year ended December 31, 2017 . The Partnership does not anticipate a significant change to the amount of unrecognized tax benefits over the next 12 months.

The Partnership and its corporate subsidiaries are subject to taxation in the U.S., Canada and various state and local jurisdictions. The tax returns of the Partnership are subject to examination by state and federal tax authorities. With few exceptions, the Partnership and its corporate subsidiaries are no longer subject to examination by the major taxing authorities for tax years before 2013.